Organization - Schedule of Assets, Liabilities, and Cash Flows of VIEs (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)
Variable Interest Entity [Line Items]
Current assets	¥ 21,187,229		¥ 25,163,851		$ 3,029,733
Non-current assets	7,121,295		5,057,774		1,018,331
Total assets	28,308,524		30,221,625		4,048,064
Accrued expenses and other payables (including related party balances of current lease liabilities of RMB66,860 and RMB31,885 (US$4,560) as of December 31, 2024 and 2025, respectively)	2,192,496		2,931,869		313,523
Advance from customers	98,083		106,276		14,026
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB338,455 and RMB346,052 (US$49,484) as of December 31, 2024 and 2025, respectively)	3,533,536		4,529,794		505,290
Other liabilities (including related party balances of non-current lease liabilities of RMB17,019 and RMB20,545 (US$2,938) as of December 31, 2024 and 2025, respectively)	21,544		23,103		3,079
Deferred tax liabilities	458,266		468,078		65,531
Total non-current liabilities (including non-current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB22,661 and RMB8,983 (US$1,284) as of December 31, 2024 and 2025, respectively)	479,810		491,181		68,610
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB361,116 and RMB355,035 (US$50,768) as of December 31, 2024 and 2025, respectively)	4,013,346		5,020,975		573,900
Net revenues	6,452,030	$ 922,628	7,039,587	¥ 7,184,135
Net loss	1,442,830	206,322	1,681,123	1,935,310
VIEs [Member]
Variable Interest Entity [Line Items]
Current assets	545,272		577,206		77,973
Non-current assets	1,606,258		1,695,351		229,692
Total assets	2,151,530		2,272,557		307,665
Accrued expenses and other payables (including related party balances of current lease liabilities of RMB66,860 and RMB31,885 (US$4,560) as of December 31, 2024 and 2025, respectively)	223,819		245,920		32,005
Advance from customers	59,806		61,037		8,552
Deferred revenue	62,427		31,498		8,927
Total current liabilities (including current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB338,455 and RMB346,052 (US$49,484) as of December 31, 2024 and 2025, respectively)	721,786		753,891		103,214
Other liabilities (including related party balances of non-current lease liabilities of RMB17,019 and RMB20,545 (US$2,938) as of December 31, 2024 and 2025, respectively)	966		3,533		138
Deferred tax liabilities	8,017		19,128		1,146
Total non-current liabilities (including non-current liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB22,661 and RMB8,983 (US$1,284) as of December 31, 2024 and 2025, respectively)	8,983		22,661		1,284
Total liabilities (including total liabilities of consolidated VIEs without recourse to Autohome WFOE, Chezhiying WFOE or TTP WFOE of RMB361,116 and RMB355,035 (US$50,768) as of December 31, 2024 and 2025, respectively)	730,769		776,552		104,498
Net Assets, Total	1,420,761		1,496,005		203,167
Net loss	(37,019)	(5,294)	(10,456)	(112,791)
Net cash generated from/ (used in) operating activities	(18,752)	(2,682)	(93,440)	24,582
Net cash used in investing activities	(1,497,683)	(214,166)	(1,286,652)	(1,092,190)
Net cash generated from financing activities	1,421,314	203,245	1,377,541	1,115,463
VIEs [Member] | Inter Company Revenues [Member]
Variable Interest Entity [Line Items]
Net revenues	103,447	14,793	124,738	179,587
VIEs [Member] | Third Party Revenues [Member]
Variable Interest Entity [Line Items]
Net revenues	662,817	$ 94,782	809,445	¥ 968,869
Affiliated Entity [Member] | VIEs [Member]
Variable Interest Entity [Line Items]
Inter-company payables	¥ 375,734		¥ 415,436		$ 53,730